Share-Based Compensation (Details Textual) - ILS (₪) ₪ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 20, 2019	Jun. 30, 2020	Dec. 31, 2019
Share-Based Compensation (Textual)
Unlisted option pool	37,100,000
Fair value of options, grant		₪ 481	₪ 1,275
Board of Directors [Member]
Share-Based Compensation (Textual)
Unlisted option pool	20,000,000